SHARE BASED COMPENSATION - Ordinary shares issued to management (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of share based compensation recognized related to share options granted and ordinary shares
Unrecognized compensation cost	¥ 4,891	¥ 8,741
Weighted average period	1 year 3 months
General and administrative expenses
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation	¥ 52,338	¥ 290,630	¥ 353,151